Offerings	Aug. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value ("Common Shares"), reserved for issuance under the Omnibus Incentive Plan
Amount Registered | shares	2,205,411
Proposed Maximum Offering Price per Unit	23.56
Maximum Aggregate Offering Price	$ 51,959,483.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,955.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of Common Shares that become issuable under the Registrant’s Omnibus Incentive Plan (“Omnibus Plan”) and Share Option Plan, as amended (“Option Plan”), as a result of any stock dividend, stock split, recapitalization, or other similar transaction.

The “Proposed Maximum Offering Price” for Common Shares reserved for issuance under the Omnibus Plan is estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices per Common Share on the Nasdaq Stock Market LLC on August 4, 2025, which date is within five business days prior to filing this Registration Statement.

The “Proposed Maximum Offering Price” for Common Shares reserved for issuance pursuant to stock options outstanding under the Omnibus Plan and under the Option Plan are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted-average exercise price of the stock options outstanding under the Omnibus Plan and the Option Plan, respectively.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, pursuant to stock options outstanding under the Omnibus Incentive Plan
Amount Registered | shares	448,398
Proposed Maximum Offering Price per Unit	12.59
Maximum Aggregate Offering Price	$ 5,645,330.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 864.30
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, pursuant to stock options outstanding under the Share Option Plan
Amount Registered | shares	1,052,594
Proposed Maximum Offering Price per Unit	8.06
Maximum Aggregate Offering Price	$ 8,483,907.64
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,298.89
Offering Note	See Offering Note 1